UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21980

ALPINE TOTAL DYNAMIC DIVIDEND FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York		10577
(Address of principal executive offices)		(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

Thomas R. Westle, Esq. Blank Rome LLP 405 Lexington Ave New York, NY 10174		Sarah E. Cogan, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Ave New York, NY 10174

Registrant’s telephone number, including area code:		914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	May 1, 2009 – July 31, 2009

Item 1 — Schedule of Investments.

ALPINE TOTAL DYNAMIC DIVIDEND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2009 (Unaudited)

Description	Shares	Value (Note 1)

COMMON STOCKS (87.9%)
Australia (3.5%)
AXA Asia Pacific Holdings, Ltd.	2,610,900	$9,280,424
BHP Billiton, Ltd.	314,400	19,794,624
Westfield Group	2,249,300	21,314,049
		50,389,097
Brazil (2.5%)
Companhia Brasileira de Meios de Pagamento*	1,242,800	11,863,469
Petroleo Brasileiro SA - ADR	605,700	24,979,068
		36,842,537
Canada (1.1%)
Teck Resources, Ltd.*	615,800	16,189,382

China (1.9%)
Bank of China, Ltd.	27,206,400	13,550,455
China Construction Bank Corp.	17,105,000	13,794,266
		27,344,721
Germany (0.9%)
Fresenius Medical Care AG & Co.	149,162	6,856,336
K+S AG	121,200	6,780,263
		13,636,599
Hong Kong (0.9%)
China Mobile, Ltd.	261,696	13,731,189

Ireland (0.0%)
Anglo Irish Bank Corp., Ltd.* (1)	4,570,000	0

Israel (1.1%)
Israel Chemicals, Ltd.	1,403,693	15,989,086

Japan (2.0%)
Mitsubishi Corp.	1,457,800	29,117,485

Luxembourg (0.7%)
ArcelorMittal	301,200	10,855,248

Netherlands (0.9%)
Heineken NV	339,200	13,541,700

Norway (1.7%)
Seadrill, Ltd.	1,510,700	24,252,238

South Africa (0.8%)
Impala Platinum Holdings, Ltd.	453,117	10,976,993

Spain (4.6%)
Enagas	789,000	15,603,220
Endesa SA	1,508,700	40,082,336
Gamesa Corp. Tecnologica SA	506,892	10,967,091
		66,652,647
Sweden (1.5%)
Atlas Copco AB, A Shares	664,100	7,914,717
Hennes & Mauritz AB	234,400	13,935,366
		21,850,083
Switzerland (4.8%)
Alcon, Inc.	191,700	24,460,920
Nestle SA	701,200	28,857,696
Syngenta AG	68,983	15,918,409
		69,237,025

Taiwan (1.1%)
Chunghwa Telecom Co., Ltd.	903,354	15,772,562
Taiwan Semiconductor Manufacturing Co., Ltd.	6,479	67,830
		15,840,392
United Kingdom (3.4%)
De La Rue PLC	524,738	7,297,280
Man Group PLC	5,166,483	23,884,541
Reckitt Benckiser Group PLC	326,800	15,700,200
Standard Chartered PLC	90,200	2,141,090
United Utilities Group PLC	1	8
		49,023,119
United States (54.5%)
Abbott Laboratories	85,400	3,842,146
AK Steel Holding Corp.	985,500	19,384,785
Altria Group, Inc.	543,800	9,532,814
Anadarko Petroleum Corp.	151,900	7,321,580
AT&T, Inc.	597,500	15,672,425
Avon Products, Inc.	942,429	30,515,852
Bank of America Corp.	630,800	9,329,532
Baxter International, Inc.	251,100	14,154,507
The Buckle, Inc.	454,300	14,056,042
Colgate-Palmolive Co.	389,900	28,244,356
Comcast Corp.	754,900	11,217,814
CSX Corp.	96,600	3,875,592
Darden Restaurants, Inc.	83,800	2,714,282
Deere & Co.	334,300	14,622,282
Diamond Offshore Drilling, Inc.	158,337	14,229,746
Foot Locker, Inc.	1,573,800	17,437,704
FPL Group, Inc.	281,200	15,935,604
Frontier Communications Corp.	1,052,000	7,364,000
Genuine Parts Co.	228,600	8,097,012
Goldman Sachs Group, Inc.	60,700	9,912,310
Halliburton Co.	155,700	3,439,413
Hess Corp.	529,200	29,211,840
Hewlett-Packard Co.	341,100	14,769,630
Intel Corp.	1,350,000	25,987,500
International Business Machines Corp.	152,300	17,960,739
ITC Holdings Corp.	322,200	15,368,940
Johnson & Johnson	140,400	8,548,956
JPMorgan Chase & Co.	863,900	33,389,735
Kraft Foods, Inc.	515,100	14,597,934
Linear Technology Corp.	655,300	17,607,911
Massey Energy Co.	598,900	15,930,740
McDonald’s Corp.	298,400	16,429,904
Microchip Technology, Inc.	1,016,100	27,363,573
Microsoft Corp.	1,179,400	27,739,488
Molson Coors Brewing Co.	511,900	23,142,999
Monsanto Co.	345,300	29,005,200
Morgan Stanley	662,200	18,872,700
Norfolk Southern Corp.	314,400	13,597,800
Northeast Utilities	194,550	4,476,596
Nucor Corp.	294,800	13,109,756
Peabody Energy Corp.	581,100	19,240,221
PepsiCo, Inc.	259,500	14,726,625
QUALCOMM, Inc.	273,200	12,624,572
Regal Entertainment Group	1,750,527	21,776,556
Schlumberger, Ltd.	386,900	20,699,150
Snap-On, Inc.	194,500	6,930,035
Sonoco Products Co.	339,100	8,979,368
Time Warner Cable, Inc.	1	33
TJX Cos, Inc.	142,000	5,144,660
United States Steel Corp.	351,400	13,968,150
United Technologies Corp.	322,200	17,550,234
VF Corp.	132,329	8,560,363
Wal-Mart Stores, Inc.	314,400	15,682,272
		793,893,978
TOTAL COMMON STOCKS (Identified Cost $1,276,161,126)		1,279,363,519

INVESTMENT COMPANIES (0.7%)
United States (0.7%)
PennantPark Investment Corp.(2)		1,253,300	10,377,324

TOTAL INVESTMENT COMPANIES (Identified Cost $18,585,600)			10,377,324

PARTICIPATION NOTES (4.9%)
Taiwan (4.9%)
BNP Paribus Arbitrage - Asustek Computer, Inc.*		1,806,100	2,862,669
Citigroup Global Markets Holdings, Inc.
President Chain Store*		539,600	1,411,162
Quanta Computer, Inc.*		7,081,724	13,404,287
Synnex Technology*		3,761,200	7,302,746
JP Morgan International
Compal Electronics*		7,379,100	7,242,587
Gemtek Technology*		1,127,700	1,907,730
TTY Biopharm Co.*		2,259,533	7,679,249
Wistron Corporation*		1,695,700	3,380,208
Macquarie Bank, Ltd.
Cheng Shin Rubber*		1,798,735	3,470,479
Lite-On Technology*		4,493,000	5,114,831
MediaTek, Inc.*		1,920	27,593
Novatek Microelec.*		2,469,100	6,908,789
Powertech Technology, Inc.*		2,648,837	7,104,903
Shin Zu Shing Co.*		745,100	3,997,089
			71,814,322
TOTAL PARTICIPATION NOTES (Identified Cost $73,137,316)			71,814,322

Description	7 Day Yield	Shares	Value (Note 1)

SHORT TERM INVESTMENTS (0.0%)(3)
Federated Treasury Obligations Money Market Fund(2)	0.057%	64,607	64,607

TOTAL SHORT TERM INVESTMENTS (Identified Cost $64,607)			64,607

TOTAL INVESTMENTS (93.5%) (Identified Cost $1,367,948,649)			1,361,619,772

TOTAL OTHER ASSETS LESS LIABILITIES (6.5%)			95,004,293

NET ASSETS (100.0%)			$1,456,624,065

* Non-income producing security.

(1) Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees.

(2) Investments in other funds are calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940.

(3) Less than 0.05% of Net Assets.

Common Abbreviations

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Co. - Company

Corp. - Corporation

Inc. - Incorporated.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Co.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Schedule of Portfolio Investments.

Alpine Total Dynamic Dividend Fund

TOTAL RETURN SWAP AGREEMENTS

Total Return Swap Counterparty	Shares	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Unrealized Appreciation
Goldman Sachs Swap Tranches:

Pride International	531,400	$12,782,408	USD 1M LIBOR + .40	USD 1M LIBOR	06/15/10	$539,790
Rio Tinto PLC ADR	90,100	13,326,790	USD 1M LIBOR + .40	USD 1M LIBOR	07/06/10	1,772,168
						$2,311,958

See Notes to Quarterly Schedule of Investments

NOTES TO QUARTERLY PORTFOLIO INVESTMENTS

July 31, 2009

1. Organization:

Alpine Total Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on October 27, 2006, and had no operating history prior to January 26, 2007. The Fund has an investment objective to invest in equity securities that provide high current dividend income. The Fund also focuses on long-term growth of capital as a secondary investment objective.

The Fund had no operations prior to January 26, 2007 other than matters relating to its organization and the sale and issuance of 5,235.602 shares of beneficial interest in the Fund to Alpine Woods Capital Investors, LLC (“Alpine Woods”) at a net asset value of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AOD”.

The following summarizes the significant accounting policies of the Fund.

2. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

3. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

4. Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

5. Total Return Swap Contract:

The Fund may enter into total return swaps. A total return swap is an agreement between the Fund and a counterparty to exchange a market linked return for a floating rate payment, both based on a notional principal amount. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily based upon quotations from the market makers end the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations). The total return swap contract between the Fund and Goldman Sachs is collateralized by $29,930,000.

6. Income Tax

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	107,439,715
Gross depreciation (excess of tax cost over value)	(146,888,905)
Net unrealized appreciation/(depreciation)	(39,449,190)
Cost of investments for income tax purposes	1,401,068,962

7. Fair Value Measurements:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

Assets:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$1,279,363,519	$—	$—	$1,279,363,519
Investment Companies	10,377,324	—	—	10,377,324
Participation Notes	—	71,814,322	—	71,814,322
Short Term Investments	64,607	—	—	64,607
TOTAL	$1,289,805,450	$71,814,322	$—	$1,361,619,772

Liabilities:

Other Financial Instruments at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Derivative Instruments*	$—	$2,311,958	$—	$2,311,958
TOTAL	$—	$2,311,958	$—	$2,311,958

*Derivative instruments are total return swap contracts held at July 31, 2009.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Alpine Total Dynamic Fund:

Investments in Securities at Value	Balance as of October 31, 2008	Realized gain(loss)	Change in unrealized appreciation(depreciation)	Net purchases(sales)	Transfers in and/or out of Level 3	Balance as of July 31, 2009
Common Stocks	$—	$—	$(658,080)	$—	$658,080	$—
TOTAL	$—	$—	$(658,080)	$—	$658,080	$—

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE TOTAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 29, 2009

By:	/s/ Meimei Li
Meimei Li
Treasurer (Principal Financial Officer)

Date:	September 29, 2009

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